Expense Example - Payden Limited Maturity Fund - Investor Class	Feb. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	273
Expense Example, with Redemption, 10 Years	$ 649